FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Value at risk	$ 3,500	$ 3,400
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Value at risk	$ 12